Loans to Third Parties (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Loans to Third Parties

Loans to third parties consisted of direct loans and entrusted loan as follows:

	As of December 31, 2020	As of December 31, 2019

Direct loans to third parties	$12,200,000	$12,200,000
Entrusted loans to third parties	36,782,173	34,402,684
Impairment on uncollectable loans	(48,982,173)	(41,802,684)
Total loans to third parties	$-	$4,800,000

Schedule of Direct Loan Information

The Company lends their own funds directly to third parties. Due to the COVID-19 pandemic, the Company has agreed to extend the due dates of the loans and the detailed direct loan information as of December 31, 2020 is as follows:

Borrower	Amount	Annual Interest rate	Due dates (after extension)
A	$4,000,000	5%	Feb 7, 2021
B	5,000,000	15%	Jan 28, 2019
C	3,000,000	5%	Jan 6, 2021
C	200,000	5%	Jun 26, 2021
Total	$12,200,000

All the above loans were fully impaired as at December 31, 2020 and no extension agreements were executed for them and are overdue.

The Company lends their own funds directly to third parties. The detailed direct loan information as of December 31, 2019 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$4,000,000	5%	Aug 7, 2020
B	5,000,000	15%	Jan 28, 2019
C	3,000,000	5%	Jul 6, 2020
C	200,000	5%	Dec 26, 2020
Total	$12,200,000

The detailed direct loan information as of December 31, 2018 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$4,000,000	5%	August 6, 2019
B	5,000,000	15%	January 28, 2019
C	3,000,000	5%	July 6, 2019
Total	$12,000,000

Schedule of Entrusted Loan Information

The balance of entrusted loans as of December 31, 2020 was $36,782,173 to four borrowers. The detailed entrusted loan information as of December 31, 2020 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$3,065,181	16%	October 23, 2018
A	6,130,362	16%	December 26, 2018
B	4,597,772	16%	May 30, 2019
B	5,364,067	16%	July 27, 2019
C	7,662,953	16%	June 9, 2019
C	6,130,362	16%	July 9, 2019
D	3,831,476	16%	September 7, 2019
Total	$36,782,173

The balance of entrusted loans as of December 31, 2019 was $34,402,684 to four borrowers. The detailed entrusted loan information as of December 31, 2019 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$2,866,890	16%	October 23, 2018
A	5,733,781	16%	December 26, 2018
B	4,300,335	16%	May 30, 2019
B	5,017,058	16%	July 27, 2019
C	7,167,225	16%	June 9, 2019
C	5,733,781	16%	July 9, 2019
D	3,583,614	16%	September 7, 2019
Total	$34,402,684

The balance of entrusted loans as of December 31, 2018 was $34,969,111 to four borrowers. The detailed entrusted loan information as of December 31, 2018 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$2,914,093	16%	October 23, 2018
A	5,828,185	16%	December 26, 2018
B	4,371,139	16%	May 30, 2019
B	5,099,662	16%	July 27, 2019
C	7,285,231	16%	June 5, 2019
C	5,828,185	16%	July 9, 2019
D	3,642,616	16%	September 7, 2019
Total	$34,969,111